Ordinary Shares (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jul. 26, 2018 USD ($) shares	Jul. 26, 2018 CNY (¥) shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Number of ordinary shares issued			366,943,308
IPO
Total Proceeds, net of issuance cost	$ 1,690,696	¥ 11,523,631
ADSs | IPO
Number of ordinary shares issued	85,600,000	85,600,000
Class A ordinary shares
Shares issued			2,381,240,988	42,486,360
Class A ordinary shares | IPO
Number of ordinary shares issued	342,400,000	342,400,000